Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Summary of Related Party Transactions	The following is a summary of the Company’s related party transactions during the years ended December 31, 2022 and 2021:

Year ended December 31 (millions of dollars)
Related Party	Transaction	2022	2021
IESO	Power purchased	2,374	2,238
	Revenues for transmission services	2,062	1,832
	Amounts related to electricity rebates	1,031	1,065
	Distribution revenues related to rural rate protection	247	245
	Distribution revenues related to supply of electricity to remote northern communities	35	35
	Funding received related to CDM programs	3	1
OPG	Power purchased	20	13
	Revenues related to provision of services and supply of electricity	7	7
	Capital contribution received from OPG	5	3
	Costs related to the purchase of services	2	2
OEFC	Power purchased from power contracts administered by the OEFC	2	1
OEB	OEB fees	10	8
Hydro One Limited	Dividends paid	652	620
	Stock-based compensation costs	5	6
	Cost recovery for services provided	7	7
Acronym	Services received – costs expensed	26	24
	Revenues for services provided	2	2
HOBSI	Increase (decrease) in capital contribution from HOBSI	(2)	3
	Revenues for services provided	1	—